Related Parties	12 Months Ended
Dec. 31, 2017
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Related Parties
25)	RELATED PARTIES

All significant balances and transactions between the entities that constitute the CEMEX group have been eliminated in the preparation of the consolidated financial statements. These balances with related parties resulted primarily from: (i) the sale and purchase of goods between group entities; (ii) the sale and/or acquisition of subsidiaries’ shares within the CEMEX group; (iii) the invoicing of administrative services, rentals, trademarks and commercial name rights, royalties and other services rendered between group entities; and (iv) loans between related parties. Transactions between group entities are conducted on arm’s length terms based on market prices and conditions. When market prices and/or market conditions are not readily available, CEMEX conducts transfer pricing studies in the countries in which it operates to assure compliance with regulations applicable to transactions between related parties.

The definition of related parties includes entities or individuals outside the CEMEX group, which, pursuant to their relationship with CEMEX, may take advantage of being in a privileged situation. Likewise, this applies to cases in which CEMEX may take advantage of such relationships and obtain benefits in its financial position or operating results. CEMEX’s transactions with related parties are executed under market conditions.

For the years ended December 31, 2017, 2016 and 2015, in ordinary course of business, CEMEX has entered into transactions with related parties for the sale of products, purchase of services or the lease of assets, all of which are not significant for CEMEX and the related party, are incurred for non-significant amounts and are executed under market terms and conditions following the same commercial principles and authorizations applied to other third parties. These identified transactions are approved annually by the Parent Company’s Board of Directors. None of these transactions are material to be disclosed separately.

In addition, for the years ended December 31, 2017, 2016 and 2015, the aggregate amount of compensation of CEMEX board of directors, including alternate directors, and top management executives, was US$47 (Ps887), US$43 (Ps802) and US$36 (Ps579), respectively. Of these amounts, US$35 (Ps661) in 2017, US$32 (Ps595) in 2016, US$25 (Ps402) in 2015, was paid as base compensation plus performance bonuses, including pension and post-employment benefits. In addition, US$12 (Ps227) in 2017, US$11 (Ps207) in 2016 and US$11 (Ps177) in 2015 of the aggregate amount in each year, corresponded to allocations of CPOs under CEMEX’s executive share-based compensation programs.